Label	Element	Value
Invesco V.I. Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when he believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	25.65%
Worst Quarter	March 31, 2020	-21.86%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Invesco V.I. Global Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco V.I. Global Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco V.I. Global Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Invesco V.I. Global Fund | Investing in Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Invesco V.I. Global Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Invesco V.I. Global Fund | European Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the departure of the United Kingdom (the “UK”), referred to as “Brexit”, could place the departing member's currency and banking system under severe stress or even in jeopardy. An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Invesco V.I. Global Fund | Emerging Market Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Invesco V.I. Global Fund | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Invesco V.I. Global Fund | Sector Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Invesco V.I. Global Fund | Issuer Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Invesco V.I. Global Fund | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Invesco V.I. Global Fund | Small- and Mid-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Invesco V.I. Global Fund | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Invesco V.I. Global Fund | Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Invesco V.I. Global Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Invesco V.I. Global Fund | MSCI All Country World Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.06%
Invesco V.I. Global Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.93%
Invesco V.I. Global Fund | Series I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
Annual Return 2014	rr_AnnualReturn2014	2.29%
Annual Return 2015	rr_AnnualReturn2015	3.94%
Annual Return 2016	rr_AnnualReturn2016	0.08%
Annual Return 2017	rr_AnnualReturn2017	36.66%
Annual Return 2018	rr_AnnualReturn2018	(13.18%)
Annual Return 2019	rr_AnnualReturn2019	31.79%
Annual Return 2020	rr_AnnualReturn2020	27.64%
Annual Return 2021	rr_AnnualReturn2021	15.49%
Annual Return 2022	rr_AnnualReturn2022	(31.77%)
Annual Return 2023	rr_AnnualReturn2023	34.73%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 1990
Invesco V.I. Global Fund | Series II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,306
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2000